MASSMUTUAL SELECT FUNDS
MassMutual Select Total Return Bond Fund
MassMutual Select Strategic Bond Fund
MassMutual Select BlackRock Global Allocation Fund
MassMutual Select Diversified Value Fund
MassMutual Select Fundamental Value Fund
MM S&P 500® Index Fund
MassMutual Select Equity Opportunities Fund
MassMutual Select Fundamental Growth Fund
MassMutual Select Blue Chip Growth Fund
MassMutual Select Growth Opportunities Fund
MassMutual Select Mid-Cap Value Fund
MassMutual Select Small Cap Value Equity Fund
MassMutual Select Small Company Value Fund
MM S&P® Mid Cap Index Fund
MM Russell 2000® Small Cap Index Fund
MassMutual Select Mid Cap Growth Fund
MassMutual Select Small Cap Growth Equity Fund
MM MSCI EAFE® International Index Fund
MassMutual Select Overseas Fund
MassMutual Select T. Rowe Price International Equity Fund
(the “Funds”)
Supplement dated March 22, 2021 to the
Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.
Effective May 1, 2021, the address for the Funds and MML Investment Advisers, LLC will be 1295 State Street, Springfield, Massachusetts 01111-0001.
Effective May 1, 2021, MassMutual Select Total Return Bond Fund will change its name to MassMutual Total Return Bond Fund.
Effective May 1, 2021, MassMutual Select Strategic Bond Fund will change its name to MassMutual Strategic Bond Fund.
Effective May 1, 2021, MassMutual Select Diversified Value Fund will change its name to MassMutual Diversified Value Fund.
Effective May 1, 2021, MassMutual Select Fundamental Value Fund will change its name to MassMutual Fundamental Value Fund.
Effective May 1, 2021, MassMutual Select Equity Opportunities Fund will change its name to MassMutual Equity Opportunities Fund.
Effective May 1, 2021, MassMutual Select Fundamental Growth Fund will change its name to MassMutual Fundamental Growth Fund.
Effective May 1, 2021, MassMutual Select Blue Chip Growth Fund will change its name to MassMutual Blue Chip Growth Fund.
Effective May 1, 2021, MassMutual Select Growth Opportunities Fund will change its name to MassMutual Growth Opportunities Fund.
Effective May 1, 2021, MassMutual Select Mid-Cap Value Fund will change its name to MassMutual Mid Cap Value Fund.

Effective May 1, 2021, MassMutual Select Small Cap Value Equity Fund will change its name to MassMutual Small Cap Value Equity Fund.
Effective May 1, 2021, MassMutual Select Small Company Value Fund will change its name to MassMutual Small Company Value Fund.
Effective May 1, 2021, MassMutual Select Mid Cap Growth Fund will change its name to MassMutual Mid Cap Growth Fund.
Effective May 1, 2021, MassMutual Select Small Cap Growth Equity Fund will change its name to MassMutual Small Cap Growth Equity Fund.
Effective May 1, 2021, MassMutual Select Overseas Fund will change its name to MassMutual Overseas Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M-21-03

MASSMUTUAL SELECT FUNDS
MassMutual Select Total Return Bond Fund
Supplement dated March 22, 2021 to the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective May 1, 2021, MassMutual Select Total Return Bond Fund will change its name to MassMutual Total Return Bond Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
TRB-21-01

MASSMUTUAL SELECT FUNDS
MassMutual Select Strategic Bond Fund
Supplement dated March 22, 2021 to the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective May 1, 2021, MassMutual Select Strategic Bond Fund will change its name to MassMutual Strategic Bond Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SB-21-01

MASSMUTUAL SELECT FUNDS
MassMutual Select Diversified Value Fund
Supplement dated March 22, 2021 to the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective May 1, 2021, MassMutual Select Diversified Value Fund will change its name to MassMutual Diversified Value Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
DV-21-01

MASSMUTUAL SELECT FUNDS
MassMutual Select Fundamental Value Fund
Supplement dated March 22, 2021 to the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective May 1, 2021, MassMutual Select Fundamental Value Fund will change its name to MassMutual Fundamental Value Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
FV-21-01

MASSMUTUAL SELECT FUNDS
MassMutual Select Equity Opportunities Fund
Supplement dated March 22, 2021 to the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective May 1, 2021, MassMutual Select Equity Opportunities Fund will change its name to MassMutual Equity Opportunities Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
EO-21-01

MASSMUTUAL SELECT FUNDS
MassMutual Select Fundamental Growth Fund
Supplement dated March 22, 2021 to the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective May 1, 2021, MassMutual Select Fundamental Growth Fund will change its name to MassMutual Fundamental Growth Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
FG-21-01

MASSMUTUAL SELECT FUNDS
MassMutual Select Blue Chip Growth Fund
Supplement dated March 22, 2021 to the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
Effective May 1, 2021, MassMutual Select Blue Chip Growth Fund will change its name to MassMutual Blue Chip Growth Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
BCG-21-02

MASSMUTUAL SELECT FUNDS
MassMutual Select Growth Opportunities Fund
Supplement dated March 22, 2021 to the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective May 1, 2021, MassMutual Select Growth Opportunities Fund will change its name to MassMutual Growth Opportunities Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
GO-21-01

MASSMUTUAL SELECT FUNDS
MassMutual Select Mid-Cap Value Fund
Supplement dated March 22, 2021 to the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective May 1, 2021, MassMutual Select Mid-Cap Value Fund will change its name to MassMutual Mid Cap Value Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
MCV-21-01

MASSMUTUAL SELECT FUNDS
MassMutual Select Small Cap Value Equity Fund
Supplement dated March 22, 2021 to the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective May 1, 2021, MassMutual Select Small Cap Value Equity Fund will change its name to MassMutual Small Cap Value Equity Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SCVE-21-01

MASSMUTUAL SELECT FUNDS
MassMutual Select Small Company Value Fund
Supplement dated March 22 2021 to the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective May 1, 2021, MassMutual Select Small Company Value Fund will change its name to MassMutual Small Company Value Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SCV-21-01

MASSMUTUAL SELECT FUNDS
MassMutual Select Mid Cap Growth Fund
Supplement dated March 22, 2021 to the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective May 1, 2021, MassMutual Select Mid Cap Growth Fund will change its name to MassMutual Mid Cap Growth Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
MCG-21-01

MASSMUTUAL SELECT FUNDS
MassMutual Select Small Cap Growth Equity Fund
Supplement dated March 22, 2021 to the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective May 1, 2021, MassMutual Select Small Cap Growth Equity Fund will change its name to MassMutual Small Cap Growth Equity Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SMGE-21-01

MASSMUTUAL SELECT FUNDS
MassMutual Select Overseas Fund
Supplement dated March 22, 2021 to the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective May 1, 2021, MassMutual Select Overseas Fund will change its name to MassMutual Overseas Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
O-21-01

MASSMUTUAL SELECT FUNDS
MassMutual Select Total Return Bond Fund
MassMutual Select Strategic Bond Fund
MassMutual Select BlackRock Global Allocation Fund
MassMutual Select Diversified Value Fund
MassMutual Select Fundamental Value Fund
MM S&P 500® Index Fund
MassMutual Select Equity Opportunities Fund
MassMutual Select Fundamental Growth Fund
MassMutual Select Blue Chip Growth Fund
MassMutual Select Growth Opportunities Fund
MassMutual Select Mid-Cap Value Fund
MassMutual Select Small Cap Value Equity Fund
MassMutual Select Small Company Value Fund
MM S&P® Mid Cap Index Fund
MM Russell 2000® Small Cap Index Fund
MassMutual Select Mid Cap Growth Fund
MassMutual Select Small Cap Growth Equity Fund
MM MSCI EAFE® International Index Fund
MassMutual Select Overseas Fund
MassMutual Select T. Rowe Price International Equity Fund
(the “Funds”)
Supplement dated February 22, 2021 to the
Statement of Additional Information dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective May 1, 2021, the address for the Funds, including their Trustees and Officers, will be 1295 State Street, Springfield, Massachusetts 01111-0001.
Effective May 1, 2021, MassMutual Select Total Return Bond Fund will change its name to MassMutual Total Return Bond Fund.
Effective May 1, 2021, MassMutual Select Strategic Bond Fund will change its name to MassMutual Strategic Bond Fund.
Effective May 1, 2021, MassMutual Select Diversified Value Fund will change its name to MassMutual Diversified Value Fund.
Effective May 1, 2021, MassMutual Select Fundamental Value Fund will change its name to MassMutual Fundamental Value Fund.
Effective May 1, 2021, MassMutual Select Equity Opportunities Fund will change its name to MassMutual Equity Opportunities Fund.
Effective May 1, 2021, MassMutual Select Fundamental Growth Fund will change its name to MassMutual Fundamental Growth Fund.
Effective May 1, 2021, MassMutual Select Blue Chip Growth Fund will change its name to MassMutual Blue Chip Growth Fund.
Effective May 1, 2021, MassMutual Select Growth Opportunities Fund will change its name to MassMutual Growth Opportunities Fund.
Effective May 1, 2021, MassMutual Select Mid-Cap Value Fund will change its name to MassMutual Mid Cap Value Fund.

Effective May 1, 2021, MassMutual Select Small Cap Value Equity Fund will change its name to MassMutual Small Cap Value Equity Fund.
Effective May 1, 2021, MassMutual Select Small Company Value Fund will change its name to MassMutual Small Company Value Fund.
Effective May 1, 2021, MassMutual Select Mid Cap Growth Fund will change its name to MassMutual Mid Cap Growth Fund.
Effective May 1, 2021, MassMutual Select Small Cap Growth Equity Fund will change its name to MassMutual Small Cap Growth Equity Fund.
Effective May 1, 2021, MassMutual Select Overseas Fund will change its name to MassMutual Overseas Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3001M-21-03

MASSMUTUAL SELECT FUNDS
MassMutual Select 20/80 Allocation Fund
MassMutual Select 40/60 Allocation Fund
MassMutual Select 60/40 Allocation Fund
MassMutual Select 80/20 Allocation Fund
MassMutual RetireSMARTSM by JPMorgan In Retirement Fund
MassMutual RetireSMARTSM by JPMorgan 2020 Fund
MassMutual RetireSMARTSM by JPMorgan 2025 Fund
MassMutual RetireSMARTSM by JPMorgan 2030 Fund
MassMutual RetireSMARTSM by JPMorgan 2035 Fund
MassMutual RetireSMARTSM by JPMorgan 2040 Fund
MassMutual RetireSMARTSM by JPMorgan 2045 Fund
MassMutual RetireSMARTSM by JPMorgan 2050 Fund
MassMutual RetireSMARTSM by JPMorgan 2055 Fund
MassMutual RetireSMARTSM by JPMorgan 2060 Fund
(the “Funds”)
Supplement dated March 22, 2021 to the
Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.
Effective May 1, 2021, the address for the Funds and MML Investment Advisers, LLC will be 1295 State Street, Springfield, Massachusetts 01111-0001.
Effective May 1, 2021, MassMutual Select 20/80 Allocation Fund will change its name to MassMutual 20/80 Allocation Fund.
Effective May 1, 2021, MassMutual Select 40/60 Allocation Fund will change its name to MassMutual 40/60 Allocation Fund.
Effective May 1, 2021, MassMutual Select 60/40 Allocation Fund will change its name to MassMutual 60/40 Allocation Fund.
Effective May 1, 2021, MassMutual Select 80/20 Allocation Fund will change its name to MassMutual 80/20 Allocation Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M(RS)-21-04

MASSMUTUAL SELECT FUNDS
MassMutual Select 20/80 Allocation Fund
Supplement dated March 22, 2021 to the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
Effective May 1, 2021, MassMutual Select 20/80 Allocation Fund will change its name to MassMutual 20/80 Allocation Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
20/80Alloc-21-02

MASSMUTUAL SELECT FUNDS
MassMutual Select 40/60 Allocation Fund
Supplement dated March 22, 2021 to the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
Effective May 1, 2021, MassMutual Select 40/60 Allocation Fund will change its name to MassMutual 40/60 Allocation Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
40/60Alloc-21-02

MASSMUTUAL SELECT FUNDS
MassMutual Select 60/40 Allocation Fund
Supplement dated March 22, 2021 to the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
Effective May 1, 2021, MassMutual Select 60/40 Allocation Fund will change its name to MassMutual 60/40 Allocation Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
60/40Alloc-21-02

MASSMUTUAL SELECT FUNDS
MassMutual Select 80/20 Allocation Fund
Supplement dated March 22, 2021 to the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
Effective May 1, 2021, MassMutual Select 80/20 Allocation Fund will change its name to MassMutual 80/20 Allocation Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
80/20Alloc-21-02

MASSMUTUAL SELECT FUNDS
MassMutual Select 20/80 Allocation Fund
MassMutual Select 40/60 Allocation Fund
MassMutual Select 60/40 Allocation Fund
MassMutual Select 80/20 Allocation Fund
MassMutual RetireSMARTSM by JPMorgan In Retirement Fund
MassMutual RetireSMARTSM by JPMorgan 2020 Fund
MassMutual RetireSMARTSM by JPMorgan 2025 Fund
MassMutual RetireSMARTSM by JPMorgan 2030 Fund
MassMutual RetireSMARTSM by JPMorgan 2035 Fund
MassMutual RetireSMARTSM by JPMorgan 2040 Fund
MassMutual RetireSMARTSM by JPMorgan 2045 Fund
MassMutual RetireSMARTSM by JPMorgan 2050 Fund
MassMutual RetireSMARTSM by JPMorgan 2055 Fund
MassMutual RetireSMARTSM by JPMorgan 2060 Fund
(the “Funds”)
Supplement dated February 22, 2021, to the
Statement of Additional Information dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements . It should be retained and read in conjunction with the SAI and any previous supplements.
Effective May 1, 2021, the address for the Funds, including their Trustees and Officers, will be 1295 State Street, Springfield, Massachusetts 01111-0001.
Effective May 1, 2021, MassMutual Select 20/80 Allocation Fund will change its name to MassMutual 20/80 Allocation Fund.
Effective May 1, 2021, MassMutual Select 40/60 Allocation Fund will change its name to MassMutual 40/60 Allocation Fund.
Effective May 1, 2021, MassMutual Select 60/40 Allocation Fund will change its name to MassMutual 60/40 Allocation Fund.
Effective May 1, 2021, MassMutual Select 80/20 Allocation Fund will change its name to MassMutual 80/20 Allocation Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3001M(RS)-21-02

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement Balanced Fund
MassMutual Select T. Rowe Price Retirement 2005 Fund
MassMutual Select T. Rowe Price Retirement 2010 Fund
MassMutual Select T. Rowe Price Retirement 2015 Fund
MassMutual Select T. Rowe Price Retirement 2020 Fund
MassMutual Select T. Rowe Price Retirement 2025 Fund
MassMutual Select T. Rowe Price Retirement 2030 Fund
MassMutual Select T. Rowe Price Retirement 2035 Fund
MassMutual Select T. Rowe Price Retirement 2040 Fund
MassMutual Select T. Rowe Price Retirement 2045 Fund
MassMutual Select T. Rowe Price Retirement 2050 Fund
MassMutual Select T. Rowe Price Retirement 2055 Fund
MassMutual Select T. Rowe Price Retirement 2060 Fund
(the “Funds”)
Supplement dated March 22, 2021, to the
Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.
Effective May 1, 2021, the address for the Funds and MML Investment Advisers, LLC will be 1295 State Street, Springfield, Massachusetts 01111-0001.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M-TRTD-21-02

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Retirement Balanced Fund
MassMutual Select T. Rowe Price Retirement 2005 Fund
MassMutual Select T. Rowe Price Retirement 2010 Fund
MassMutual Select T. Rowe Price Retirement 2015 Fund
MassMutual Select T. Rowe Price Retirement 2020 Fund
MassMutual Select T. Rowe Price Retirement 2025 Fund
MassMutual Select T. Rowe Price Retirement 2030 Fund
MassMutual Select T. Rowe Price Retirement 2035 Fund
MassMutual Select T. Rowe Price Retirement 2040 Fund
MassMutual Select T. Rowe Price Retirement 2045 Fund
MassMutual Select T. Rowe Price Retirement 2050 Fund
MassMutual Select T. Rowe Price Retirement 2055 Fund
MassMutual Select T. Rowe Price Retirement 2060 Fund
(the “Funds”)
Supplement dated March 22, 2021, to the
Statement of Additional Information dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.
Effective May 1, 2021, the address for the Funds, including their Trustees and Officers, will be 1295 State Street, Springfield, Massachusetts 01111-0001.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3001M-TRTD-21-01

MASSMUTUAL SELECT FUNDS
MM Select Equity Asset Fund
MassMutual Select T. Rowe Price Bond Asset Fund
MassMutual Select T. Rowe Price Emerging Markets Bond Fund
MassMutual Select T. Rowe Large Cap Blend Fund
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund
MassMutual Select T. Rowe Price Real Assets Fund
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund
(the “Funds”)
Supplement dated March 22, 2021, to the
Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.
Effective May 1, 2021, the address for the Funds and MML Investment Advisers, LLC will be 1295 State Street, Springfield, Massachusetts 01111-0001.
Effective May 1, 2021, MM Select Equity Asset Fund will change its name to MM Equity Asset Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M-TRUN-21-03

MASSMUTUAL SELECT FUNDS
MM Select Equity Asset Fund
MassMutual Select T. Rowe Price Bond Asset Fund
MassMutual Select T. Rowe Price Emerging Markets Bond Fund
MassMutual Select T. Rowe Large Cap Blend Fund
MassMutual Select T. Rowe Price Limited Duration Inflation Focused Bond Fund
MassMutual Select T. Rowe Price Real Assets Fund
MassMutual Select T. Rowe Price Small and Mid Cap Blend Fund
MassMutual Select T. Rowe Price U.S. Treasury Long-Term Index Fund
(the “Funds”)
Supplement dated March 22, 2021, to the
Statement of Additional Information dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective May 1, 2021, the address for the Funds, including their Trustees and Officers, will be 1295 State Street, Springfield, Massachusetts 01111-0001.
Effective May 1, 2021, MM Select Equity Asset Fund will change its name to MM Equity Asset Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3001M-TRUN-21-02